Submission	Oct. 28, 2026
Submission [Line Items]
Central Index Key	0001849635
Registrant Name	Trump Media & Technology Group Corp.
Registration File Number	333-299201
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES